Supplement dated June 28, 2005 to
                        Prospectus dated May 1, 2005 for:
                   LEGACY SURVIVORSHIP VARIABLE UNIVERSAL LIFE
                                    issued by
                         COLUMBUS LIFE INSURANCE COMPANY
                                   through its
                               Separate Account 1


         Effective June 28, 2005, the Prospectus for Legacy Survivorship Variable Universal Life is amended as follows:

         The Sub-Advisor for the Touchstone Balanced Fund is Oppenheimer Capital LLC.










               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.